                                The Barrett Funds
                          Supplement dated June 7, 2005
                    to the Prospectus dated October 28, 2004

The third  through  eighth  paragraphs in the  Investment  Advisor and Portfolio
Management  Team section on pages 5-6 of the  Prospectus  are replaced  with the following:

Barrett  Associates  uses a team  approach for security  selection  and decision making.  The members of the team,  which is led by the firm's  Chief  Investment
Officer,  Robert J. Voccola,  average over twenty years of investment management experience per person.  The following are the names and  backgrounds of the team members.

Robert J. Voccola, C.F.A.
Chief Investment Officer and Managing Director
A graduate of Lehigh  University,  Mr. Voccola received an M.B.A.  from Columbia
University  Graduate  School of Business and has over thirty years of investment experience.  Mr.  Voccola  is a  member  of the New  York  Society  of  Security
Analysts.  Prior to  joining  Barrett  Associates  in 1987,  Mr.  Voccola  was a
Securities  Analyst at Clark, Dodge & Co. and Director of Individual Account
Management  at  Bernstein-Macaulay.  Mr.  Voccola is Barrett  Associates'  Chief
Investment Officer and a portfolio manager and analyst specializing in the areas of technology, biotechnology, telecommunications and information services.

Peter H. Shriver, C.F.A.
President and Treasurer
Mr. Shriver is a graduate of Drake  University and received his M.B.A.  from New
York  University.  Mr.  Shriver is a member of the New York  Society of Security
Analysts and joined Barrett Associates in 1989. He provides portfolio management and securities research in the following sectors:  financial  services,  medical technology  and  services,  and  media.  Immediately  prior to  joining  Barrett
Associates,  Mr. Shriver served as a Securities  Analyst at Peter B. Cannell and
Co. From 1986 until 1989, he was a Mergers and  Acquisition  Specialist at Henry
Ansbacher & Co.

Robert J. Milnamow
Managing Director
Mr. Milnamow holds a B.A. in English from Pennsylvania State University and a M.
B. A. from New York University.  Mr. Milnamow joined Barrett  Associates in 2003 and in addition to his research and portfolio  management  responsibilities,  he assists  in the  generation  of new  business.  He is a  member  of the New York
Society of Security Analysts.  Mr. Milnamow was a research analyst and portfolio manager for Phoenix Securities Group, OppenheimerFunds,  and, more recently, for
Rockefeller & Co. While at Phoenix  Securities Group, he managed the Phoenix
Total  Return  Fund and the Phoenix  Variable  Annuity  Total  Return  Fund.  At
OppenheimerFunds,  he  managed  the Main  Street  Income and  Growth  Fund.  Mr.
Milnamow was responsible for managing individual high net worth, foundation, and endowment  accounts at Rockefeller & Co. totaling $2 billion in assets.  Mr.
Milnamow was also Managing Member at Thayer Pond Capital, LLC.

                                The Barrett Funds

                          Supplement dated June 7, 200
        to the Statement of Additional Information dated October 28, 2004

The  "Officers"  table on page 19 in the  Management of the Trust section of the
Statement of Additional Information is replaced with the following:

Officers

                                                                                           # of
                     Position(s)                                                       Portfolios in       Other
                       Held            Term of Officer                                Fund Complex    Directorships
  Name, Age,           With             and Length of        Principal Occupation      Overseen by        Held by
   Address             Trust             Time Served        During Past Five Years      Officer           Officer

John D. Barrett II   Chairman          Indefinite Term     Managing Director,                1               None
90 Park Avenue                                             Chairman and Chief
New York, NY                           Since               Executive Officer of
10016                                  December            Barrett Associates, Inc.
Age:  68                               1998                since 1970; previously,
                                                           Partner at Clark, Dodge &
                                                           Co.

Peter H. Shriver     President         Indefinite Term     President of Barrett              1               None
90 Park Avenue                         Since               Associates, Inc. since
New York, NY                           January             April 2004, Managing
10016                                  2004                Director since 1989.
Age:  52

Robert J. Voccola    Treasurer and     Indefinite Term     Managing Director of              1               None
90 Park Avenue       Principal         Since               Barrett Associates, Inc.
New York, NY         Financial         January 2004        since 1987 and Chief
10016                Officer                               Investment Officer since
Age:  66                                                   February 2001;
                                                           previously, Director of
                                                           Research of Barrett
                                                           Associates, Inc.

Russell O. Vernon    Vice President;   Indefinite Term     Vice President and Chief          1               None
90 Park Avenue       Chief             Since September     Operating Officer of
New York, NY         Compliance        2004                Barrett Associates, Inc.
10016                Officer and                           since April 2004, and
Age: 46              Anti-Money                            Chief Compliance Officer
                     Laundering                            since September 2004;
                     Compliance                            previously, President and
                     Officer                               CEO of VCE Capital, Inc.
                                                           from November 2000 to
                                                           April 2004; and Director
                                                           of Investment Operations
                                                           at Warburg Pincus Asset
                                                           Management from October
                                                           1996 to April 2000.

Paula J. Elliott     Secretary         Indefinite Term     Vice President of Barrett         1               None
90 Park Avenue                         Since               Associates, Inc. since
New York, NY                           December            1995.   Anti-Money
10016                                  1998                Laundering Compliance
Age:  54                                                   Officer from February
                                                           2003 to September 2004
                                                           and Compliance Officer
                                                           from January 2004 to
                                                           September 2004.

Robert J. Milnamow   Vice President    Indefinite Term     Managing Director of              1               None
90 Park Avenue                         Since               Barrett Associates, Inc.
New York, NY                           January             since November 2003;
10016                                  2004                previously, Managing
Age:   53                                                  Member at Thayer Pond
                                                           Capital, LLC since 2001
                                                           and Senior Portfolio
                                                           Manager at Rockefeller &
                                                           Co. from 1998-2001.